REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Contract with Customer, Liability
Revenue recognized	¥ 503	¥ 495